Investment in NMG Ohio LLC (Details Narrative) - NMG Ohio LLC - USD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019
Percentage of voting interest acquired	100.00%
Purchase of remaining ownership interest percentage	70.00%
Consideration in cash to be paid for the acquisition of remaining interest	$ 1,575,000
Common stock shares issued		2,380,398
Share issue costs (in shares)		3,173,864
Common stock shares fair value		$ 1,448,805
Cash payments		$ 1,181,250
Remaining cash payments totaling	$ 393,750
Remaining issuance of common stock shares	793,466
Ownership percentage	30.00%	30.00%
Revenues	$ 2,095,008
Expenses	1,456,508
Net income	638,500
Equity pickup	$ 191,550